<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f3q07-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $3,046,922 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/	    Sh/   Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt	    Prn   Call  Dsn	Mgrs	Sole    Shared	  None
ALCON INC	COM	H01301102	57,768		401,390	    SH	        Sole		362,890		38,500
ALLERGAN	COM	018490102	49,648		770,100	    SH	        Sole		696,500		73,600
AMRCA MV ADR	COM	02364W105	94,146	      1,471,030	    SH	        Sole	      1,338,830	       132,200
AMRCN EXPRESS	COM	025816109	56,852		957,590	    SH	        Sole		866,090		91,500
AMRCN TOWER	COM	029912201	31,727		728,675	    SH	        Sole		660,975		67,700
APPLE INC	COM	037833100	58,305		379,910	    SH	        Sole		343,810		36,100
APPLD MAT	COM	038222105	27,970	      1,351,210	    SH	        Sole	      1,221,510	       129,700
AUTODESK	COM	052769106	36,166		723,750	    SH	        Sole		655,300		68,450
BAKER HUGHS	COM	057224107	30,111		333,195	    SH	        Sole		301,495		31,700
BROADCM CL A	COM	111320107	31,272		858,170	    SH	        Sole		778,770		79,400
CB RCHD ES A	COM	12497T101	29,903	      1,074,100	    SH	        Sole		971,200	       102,900
CHINA MBL ADR	COM	16941M109	28,901		352,285	    SH	        Sole		322,085		30,200
CISCO SYS	COM	17275R102      130,877	      3,950,430	    SH	        Sole	      3,574,230	       376,200
CME GROUP	COM	12572Q105	54,967		 93,585	    SH	        Sole		 84,885		 8,700
COACH INC	COM	189754104	49,177	      1,040,350	    SH	        Sole		941,050		99,300
CORNING INC	COM	219350105	30,976        1,256,613	    SH	        Sole	      1,136,613	       120,000
CVS/CAREMRK	COM	126650100	64,674	      1,631,940	    SH	        Sole	      1,476,040	       155,900
DANAHER CORP	COM	235851102	84,721	      1,024,309	    SH	        Sole		926,259		98,050
E  M  C   CORP 	COM	268648102	84,505	      4,062,750	    SH	        Sole	      3,674,850	       387,900
EBAY INC	COM	278642103	30,347		777,740	    SH	        Sole		703,340		74,400
ECOLAB INC	COM	278865100	33,618		712,250	    SH	        Sole		645,950		66,300
EQUINIX INC	COM	29444U502	34,439		388,304	    SH	        Sole		351,354		36,950
FASTENAL CO	COM	311900104	40,961		902,018	    SH	        Sole		817,018		85,000
FRANKLIN RSRCS	COM	354613101	67,076		526,087	    SH	        Sole		476,137		49,950
GENENTECH INC	COM	368710406	63,297		811,287	    SH	        Sole		733,887		77,400
GENERAL EL	COM	369604103	58,241	      1,406,785	    SH	        Sole		1272785		134000
GENZYME CORP	COM	372917104	39,537		638,100	    SH	        Sole		576,900		61,200
GILEAD SCIENCE	COM	375558103	27,530		673,590	    SH	        Sole		609,490		64,100
GOLDMAN SACHS	COM	38141G104	61,394		283,263	    SH	        Sole		256,413		26,850
GOOGLE CL A	COM	38259P508      118,576	        209,030	    SH	        Sole		189,110		19,920
HEWLETT-PCKRD	COM	428236103	48,703		978,170	    SH	        Sole		884,170		94,000
INTRCTL EXG	COM	45865V100	47,466		312,480	    SH	        Sole		283,530		28,950
INTUITV SURG	COM	46120E602	32,292		140,400	    SH	        Sole		127,100		13,300
KOHLS CORP	COM	500255104	31,302		545,990	    SH	        Sole		494,740		51,250
MASTRCRD  A	COM	57636Q104	18,276		123,510	    SH	        Sole		111,560		11,950
MCDERMOTT 	COM	580037109	30,353		561,270	    SH	        Sole		507,770		53,500
MEDCO HEALTH 	COM	58405U102	99,619	      1,102,100	    SH	        Sole		996,800	       105,300
MERRILL LYNCH	COM	590188108	32,587		457,171	    SH	        Sole		412,771		44,400
METROPCS	COM	591708102	26,385		967,195	    SH	        Sole		875,135		92,060
MICROSOFT	COM	594918104	58,411	      1,982,710	    SH	        Sole	      1,792,110	       190,600
MONSANTO CO	COM	61166W101	41,045	  	478,720	    SH	        Sole		433,070		45,650
NII HOLDINGS	COM	62913F201	63,681		775,180	    SH	        Sole		700,430		74,750
NOKIA ADR	COM	654902204	45,800        1,207,500	    SH	        Sole	      1,099,300	       108,200
NVIDIA CORP	COM	67066G104	43,744	      1,207,075	    SH	        Sole	      1,092,825	       114,250
PAYCHEX INC	COM	704326107	33,772		823,698	    SH	        Sole		745,098		78,600
PRCTR & GMBL    COM     742718109       31,894          453,424     SH          Sole            410,524         42,900
QUALCOMM 	COM	747525103	83,774	      1,982,349	    SH	        Sole	      1,792,449	       189,900
RSCH MOTION	COM	760975102	81,793		829,960	    SH	        Sole		751,210		78,750
ROCKWELL COLL	COM	774341101	36,156		495,010	    SH	        Sole		447,710		47,300
SALESFRC.COM	COM	79466L302	36,925		719,500	    SH	        Sole		650,300		69,200
SCHERING-PLGH	COM	806605101	33,433        1,057,010	    SH	        Sole		955,510	       101,500
SCHLUMBERGER	COM	806857108	58,556		557,680	    SH	        Sole		505,180		52,500
STHWSTRN ENGY	COM	845467109	84,139	      2,010,480	    SH	        Sole	      1,818,080	       192,400
SUNCOR ENERGY	COM	867229106	21,156	 	223,145	    SH	        Sole		201,845		21,300
T ROWE PRICE	COM	74144T108	29,574		531,040	    SH	        Sole		480,740		50,300
TARGET CORP	COM	87612E106	45,132		709,960	    SH	        Sole		641,810		68,150
TEVA PHARM ADR	COM	881624209	55,778	      1,254,290	    SH	        Sole	      1,140,490	       113,800
THMO FSHR SCI	COM	883556102	36,422		631,012	    SH	        Sole		570,412		60,600
UNITED TECH	COM	913017109	95,811	      1,190,490	    SH	        Sole          1,076,490	       114,000
WALGREEN CO	COM	931422109	55,262        1,169,815	    SH	        Sole	      1,057,815	       112,000

</SEC-DOCUMENT>